Supplemental Financial Information (Accounts Receivable, Net) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 791.9	$ 884.1
Allowance for doubtful accounts	(12.3)	(28.4)
Accounts receivable, net	779.6	855.7
Trade [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	773.6	869.8
Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 18.3	$ 14.3